Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

Cost	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of January 1, 2022	11,733	1,452	1,329	18,485	8,116	41,115
Additions, net of transfers	390	—	11	412	1,362	2,176
Disposals	(118)	—	—	—	(77)	(195)
Deconsolidation of subsidiaries	—	—	(58)	—	—	(58)
Reclassifications	1,336	58	137	5,067	(6,598)	—
Balance as of December 31, 2022	13,341	1,510	1,419	23,964	2,803	43,037
Additions, net of transfers	—	—	—	—	87	87
Disposals/Impairment	(2,886)	—	(137)	—	—	(3,023)
Deconsolidation of subsidiaries	(5,092)	(438)	(365)	(8,799)	(2,871)	(17,565)
Reclassifications	—	—	—	—	(18)	(18)
Balance as of December 31, 2023	5,363	1,072	917	15,165	1	22,518

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of January 1, 2022	(5,686)	(663)	(1,190)	(6,806)	—	(14,344)
Depreciation	(2,082)	(212)	(107)	(3,444)	—	(5,845)
Disposals	57	—	—	—	—	57
Deconsolidation of subsidiaries	—	—	53	—	—	53
Balance as of December 31, 2022	(7,711)	(875)	(1,244)	(10,250)	—	(20,080)
Depreciation	(892)	(162)	(45)	(1,856)	—	(2,955)
Disposals	543	—	38	—	—	581
Deconsolidation of subsidiaries	3,917	339	357	4,858	—	9,472
Balance as of December 31, 2023	(4,142)	(698)	(894)	(7,248)	—	(12,982)

Property and Equipment, net	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of December 31, 2022	5,630	635	174	13,714	2,803	22,957
Balance as of December 31, 2023	1,221	375	23	7,917	1	9,536
Depreciation of property and equipment is included in the general and administrative expenses and research and development expenses in the Consolidated Statement of Comprehensive Income/(Loss). The Group recorded depreciation expense of $2,955, $5,845 and $4,347 for the years ended December 31, 2023, 2022 and 2021, respectively.